Business Combination	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Business Combination [Abstract]
BUSINESS COMBINATION

NOTE 3 – BUSINESS COMBINATION

Business Combination Agreement - On June 6, 2023, CERo Therapeutics, Inc. (“Predecessor”), which was incorporated in Delaware on September 23, 2016, and based in South San Francisco, California, entered into a Business Combination Agreement and Plan of Reorganization (the “BCA”) with PBCE Merger Sub, Inc., a wholly-owned subsidiary of PBAX, and PBAX, with the surviving operating entity being named CERo Therapeutics Holdings, Inc. (“Successor” or the “Company”), and such transaction, the “Business Combination” or “Merger”.

The Company is focused on genetically engineering human immune cells to fight cancer. The Predecessor focused on developing the CERo therapeutic platform and had not yet begun clinical development or product commercialization. The Company’s efforts will focus on continued product development, including clinical development, to support regulatory approval to commercialize and subsequent product commercialization.

The BCA was amended on February 5, 2024 and again on February 13, 2024. The Merger closed on February 14, 2024 (the “Closing”), at which time the following occurred:

1.	The outstanding shares of Predecessor’s preferred stock were converted into 44,155 shares of Common Stock, par value $0.0001 per share (the “Common Stock”), valued at $21,635,926.

2.	The outstanding shares of Predecessor’s common stock were converted into 5,845 shares of Common Stock, valued at $2,864,074.

3.	Each holder of Predecessor’s common stock received a pro rata portion of up to 12,000 earnout shares of restricted Common Stock (the “BCA Earnout Shares”), valued at $5,880,000, 10,000 of which are subject to vesting upon the achievement of certain stock price-based earnout targets and 2,000 of which are subject to vesting upon a change of control, respectively.

4.	Certain holders of Predecessor’s common stock received a pro rata portion of 8,750 earnout shares of Common Stock (the “Reallocation Shares”), valued at $4.29 million, which became fully vested upon the Closing.

5.	Certain holders of Predecessor’s common stock and convertible bridge notes received a pro rata portion of 10,000 earnout shares (the “IND Earnout shares”) of restricted Common Stock, valued at $4,900,000, which vested when the Company filed an investigational new drug (“IND”) application with the Food and Drug Administration (“FDA”). The earning of these shares was accompanied by a forfeiture of 10,000 restricted shares of Common Stock held by the sponsor following receipt of an acknowledgement notice by the Sponsor.

6.	Each outstanding Predecessor option was converted into an option to purchase a number of shares of Common Stock, equal to the Predecessor’s common stock underlying the option multiplied by the Exchange Ratio factor of 0.064452, at an exercise price per share equal to the Predecessor option exercise price divided by the Exchange Ratio factor.

7.	Each warrant to purchase the Predecessor’s preferred stock was converted into a warrant to acquire a number of shares of Common Stock obtained by dividing the warrant as-if-exercised liquidation preference by $1,000.00, with the exercise price equal to the total Predecessor warrant exercise amount divided by the number of shares of Common Stock issuable upon exercise.

8.	The Predecessor’s bridge notes automatically converted into shares of the Company’s Series A Preferred Stock, par value $0.0001 per share (the “Series A Preferred Stock”), at a conversion price equal to $750 per share of Series A Preferred Stock.

The Company issued, transferred from the Sponsor, or reserved for issuance an aggregate of 84,000 shares of Common Stock to the holders of Predecessor common stock and Predecessor preferred stock or reserved for issuance upon exercise of rollover (from Predecessor to Successor) options and warrants as consideration in the Merger.

Asset Acquisition Method of Accounting - The Merger was accounted for using the asset acquisition method in accordance with GAAP. Under this method of accounting, PBAX was considered to be the accounting acquirer based on the terms of the Merger. Upon consummation of the Merger, the cash on hand resulted in the equity at risk being considered insufficient for Predecessor to finance its activities without additional subordinated financial support. Therefore, Predecessor was considered a Variable Interest Entity (“VIE”) and the primary beneficiary of Predecessor was treated as the accounting acquirer. PBAX holds a variable interest in Predecessor and owns 100% of Predecessor’s equity. PBAX was considered the primary beneficiary as it has the decision-making rights that gives it the power to direct the most significant activities. Also, PBAX retained the obligation to absorb the losses and/or receive the benefits of Predecessor that could have potentially been significant to Predecessor. The Merger was accounted for as an asset acquisition as substantially all of the fair value was concentrated in IPR&D, an intangible asset. Predecessor’s assets (except for cash) and liabilities were measured at fair value as of the transaction date. Consistent with authoritative guidance on the consolidation of a VIE that is not considered a business, differences in the total purchase price and fair value of assets and liabilities are recorded as a gain or loss to the consolidated statement of operations. The loss reflected below on the consolidation of the VIE is reflected “on the line” (defined below) in the Company’s opening accumulated deficit.

Costs incurred in obtaining technology licenses are charged to research and development expense as IPR&D if the technology licensed has not reached technological feasibility and has no alternative future use. The IPR&D recorded at the Closing of $45.6 million is reflected “on the line” in the Company’s opening accumulated deficit. To estimate the value of the acquired IPR&D, the Company used the avoided cost method, which calculates a present value of a 45% return on research and development effort applied to research and development expenditures over the life of the Predecessor. The determination of the fair value requires management to make a significant estimate of the return on research and development expenditures. Changes in these assumptions could have a significant impact on the fair value of the IPR&D. The estimate of the return on research and development expenditures was based on multiple published studies analyzing actual returns of research and development expenditures.

The following is a summary of the purchase price calculation:

Number of shares of Common Stock	50,000
Multiplied by PBAX’s share price, as of the Closing	$585.00
Total	$29,250,000
Fair value of PBAX founder’s shares converted to shares of Common Stock and transferred to Predecessor stockholders	$5,118,750
Fair value of contingent Common Stock consideration	$12,870,000
Total Common Stock consideration	$47,238,750
Assumed liabilities	3,311,153
Total purchase price	$50,549,903

The allocation of the purchase price was as follows:

Cash	$963,855
Net working capital deficit (excluding cash and cash equivalents)	(1,819,514)
Fixed assets	929,346
Acquired in-process research and development	45,640,000
Net assets acquired	45,713,687
Loss on consolidation of VIE	4,836,216
Total purchase price	$50,549,903

In connection with the Merger, the transactions that occurred concurrently with the closing date of the Merger were reflected “on the line”. “On the line” describes those transactions triggered by the consummation of the Merger that are not recognized in the consolidated financial statements of the Predecessor nor the Company as they are not directly attributable to either period but instead were contingent on the Merger. The opening cash balance in the consolidated statement of cash flow of $1.88 million consists of $0.92 million from PBAX and $0.96 million from Predecessor. The number of shares of Common Stock issued and amounts recorded on the line within stockholders’ deficit are reflected below to arrive at the opening consolidated balance sheet of the Company.

	Convertible
	Preferred Stock		Series A		Additional	Stock
	Series A		Common Stock		Paid-in	Subscription	Accumulated
	Shares	Amount	Shares	Amount	Capital	Receivable	Deficit	Total
PBAX Closing Equity as of February 13, 2024	-	$-	54,812	$6	$541	$-	$(12,709,426)	$(12,708,879)
Forfeiture of founders shares	-	-	(8,750)	(1)	1	-	-	-
Adjusted shares outstanding	-	-	46,062	5	542	-	(12,709,426)	(12,708,879)
Shares issued as consideration in the Merger	-	-	80,750	8	47,238,742	-	-	47,238,750
Loss on VIE consolidation	-	-	-	-	-	-	(4,836,216)	(4,836,216)
Expense IPR&D	-	-	-	-	-	-	(45,640,000)	(45,640,000)
Reclassification of public shares	-	-	820	-	911,358	-	-	911,358
Issuance of common stock as payment to vendors	-	-	16,495	2	3,182,548	-	-	3,182,550
Elimination of deferred underwriting fees	-	-	-	-	5,690,000	-	-	5,690,000
Reclassification of earnout liability	-	-	-	-	(4,900,000)	-	-	(4,900,000)
Conversion of CERo bridge notes and accrued interest into Series A preferred stock	630	627,154	-	-	-	-	-	627,154
Conversion of working capital loan into Series A preferred stock	1,605	1,555,000	-	-	-	-	-	1,555,000
Issuance of Series A shares sold to investors, net	7,854	6,755,698	-	-	(856,663)	-	-	5,899,035
Issuance of Series A Preferred Warrants	-	-	-	-	2,000,000	(2,000,000)	-	-
Issuance of common shares to Keystone Capital LLC for equity line of credit	-	-	1,191	-	633,345	-	-	633,345
Opening Equity at February 14, 2024 (Successor)	10,089	$8,937,852	145,318	$15	$53,899,871	$(2,000,000)	$(63,185,641)	$(2,347,903)

NOTE 3 – BUSINESS COMBINATION

Business Combination Agreement - On June 6, 2023, CERo Therapeutics, Inc. (“Predecessor”), which was incorporated in Delaware on September 23, 2016, and based in South San Francisco, California, entered into a Business Combination Agreement and Plan of Reorganization (the “BCA”) with PBCE Merger Sub, Inc., a wholly-owned subsidiary of PBAX, and PBAX, with the surviving operating entity being named CERo Therapeutics Holdings, Inc. (“Successor” or the “Company”), and such transaction, the “Business Combination” or “Merger”.

The Company is focused on genetically engineering human immune cells to fight cancer. The Predecessor focused on developing the CERo therapeutic platform and had not yet begun clinical development or product commercialization. The Company’s efforts will focus on continued product development, including clinical development, to support regulatory approval to commercialize and subsequent product commercialization.

The BCA was amended on February 5, 2024 and again on February 13, 2024. The Merger closed on February 14, 2024 (the “Closing”), at which time the following occurred:

1.	The outstanding shares of Predecessor’s Preferred Stock were converted into 44,155 shares of Common Stock, par value $0.0001 per share (the “Common Stock”), valued at $21,635,926.

2.	The outstanding shares of Predecessor’s common stock were converted into 5,845 shares of Common Stock, valued at $2,864,074.

3.	Each holder of Predecessor’s common stock received a pro rata portion of up to 12,000 earnout shares of restricted Common Stock (the “BCA Earnout Shares”), valued at $5,880,000, 10,000 of which are subject to vesting upon the achievement of certain stock price-based earnout targets and 2,000 of which are subject to vesting upon a change of control, respectively.

4.	Certain holders of Predecessor’s common stock received a pro rata portion of 8,750 earnout shares of Common Stock (the “Reallocation Shares”), valued at $4.29 million, which became fully vested upon the Closing.

5.	Certain holders of Predecessor’s common stock and convertible bridge notes received a pro rata portion of 10,000 earnout shares (the “IND Earnout shares”) of restricted Common Stock, valued at $4,900,000, which vested when the Company filed an investigational new drug (“IND”) application with the Food and Drug Administration (“FDA”). The earning of these shares was accompanied by a forfeiture of 10,000 restricted shares of Common Stock held by the sponsor following receipt of an acknowledgement notice by the Sponsor.

6.	Each outstanding Predecessor option was converted into an option to purchase a number of shares of Common Stock, equal to the Predecessor’s common stock underlying the option multiplied by the Exchange Ratio factor of 0.064452, at an exercise price per share equal to the Predecessor option exercise price divided by the Exchange Ratio factor.

7.	Each warrant to purchase the Predecessor’s preferred stock was converted into a warrant to acquire a number of shares of Common Stock obtained by dividing the warrant as-if-exercised liquidation preference by $1,000.00, with the exercise price equal to the total Predecessor warrant exercise amount divided by the number of shares of Common Stock issuable upon exercise.

8.	The Predecessor’s bridge notes automatically converted into shares of the Company’s Series A Preferred Stock, par value $0.0001 per share (the “Series A Preferred Stock”), at a conversion price equal to $750 per share of Series A Preferred Stock.

The Company issued, transferred from the Sponsor, or reserved for issuance an aggregate of 84,000 shares of Common Stock to the holders of Predecessor common stock and Predecessor preferred stock or reserved for issuance upon exercise of rollover (from Predecessor to Successor) options and warrants as consideration in the Merger.

Asset Acquisition Method of Accounting - The Merger was accounted for using the asset acquisition method in accordance with GAAP. Under this method of accounting, PBAX was considered to be the accounting acquirer based on the terms of the Merger. Upon consummation of the Merger, the cash on hand resulted in the equity at risk being considered insufficient for Predecessor to finance its activities without additional subordinated financial support. Therefore, Predecessor was considered a Variable Interest Entity (“VIE”) and the primary beneficiary of Predecessor was treated as the accounting acquirer. PBAX holds a variable interest in Predecessor and owns 100% of Predecessor’s equity. PBAX was considered the primary beneficiary as it has the decision-making rights that gives it the power to direct the most significant activities. Also, PBAX retained the obligation to absorb the losses and/or receive the benefits of Predecessor that could have potentially been significant to Predecessor. The Merger was accounted for as an asset acquisition as substantially all of the fair value was concentrated in IPR&D, an intangible asset. Predecessor’s assets (except for cash) and liabilities were measured at fair value as of the transaction date. Consistent with authoritative guidance on the consolidation of a VIE that is not considered a business, differences in the total purchase price and fair value of assets and liabilities are recorded as a gain or loss to the consolidated statement of operations. The loss reflected below on the consolidation of the VIE is reflected “on the line” (defined below) in the Company’s opening accumulated deficit.

Costs incurred in obtaining technology licenses are charged to research and development expense as IPR&D if the technology licensed has not reached technological feasibility and has no alternative future use. The IPR&D recorded at the Closing of $45.6 million is reflected “on the line” in the Company’s opening accumulated deficit. To estimate the value of the acquired IPR&D, the Company used the avoided cost method, which calculates a present value of a 45% return on research and development effort applied to research and development expenditures over the life of the Predecessor. The determination of the fair value requires management to make a significant estimate of the return on research and development expenditures. Changes in these assumptions could have a significant impact on the fair value of the IPR&D. The estimate of the return on research and development expenditures was based on multiple published studies analyzing actual returns of research and development expenditures.

The following is a summary of the purchase price calculation:

Number of shares of Common Stock	50,000
Multiplied by PBAX’s share price, as of the Closing	$585.00
Total	$29,250,000
Fair value of PBAX founder’s shares converted to shares of Common Stock and transferred to Predecessor stockholders	$5,118,750
Fair value of contingent Common Stock consideration	$12,870,000
Total Common Stock consideration	$47,238,750
Assumed liabilities	3,311,153
Total purchase price	$50,549,903

The allocation of the purchase price was as follows:

Cash	$963,855
Net working capital deficit (excluding cash and cash equivalents)	(1,819,514)
Fixed assets	929,346
Acquired in-process research and development	45,640,000
Net assets acquired	45,713,687
Loss on consolidation of VIE	4,836,216
Total purchase price	$50,549,903

In connection with the Merger, the transactions that occurred concurrently with the closing date of the Merger were reflected “on the line”. “On the line” describes those transactions triggered by the consummation of the Merger that are not recognized in the consolidated financial statements of the Predecessor nor the Company as they are not directly attributable to either period but instead were contingent on the Merger. The opening cash balance in the consolidated statement of cash flow of $1.88 million consists of $0.92 million from PBAX and $0.96 million from Predecessor. The number of shares of Common Stock issued and amounts recorded on the line within stockholders’ deficit are reflected below to arrive at the opening consolidated balance sheet of the Company.

	Convertible
	Preferred Stock		Series A		Additional	Stock
	Series A		Common Stock		Paid-in	Subscription	Accumulated
	Shares	Amount	Shares	Amount	Capital	Receivable	Deficit	Total
PBAX Closing Equity as of February 13, 2024	-	$-	54,812	$6	$541	$-	$(12,709,426)	$(12,708,879)
Forfeiture of founders shares	-	-	(8,750)	(1)	1	-	-	-
Adjusted shares outstanding	-	-	46,062	5	542	-	(12,709,426)	(12,708,879)
Shares issued as consideration in the Merger	-	-	80,750	8	47,238,742	-	-	47,238,750
Loss on VIE consolidation	-	-	-	-	-	-	(4,836,216)	(4,836,216)
Expense IPR&D	-	-	-	-	-	-	(45,640,000)	(45,640,000)
Reclassification of public shares	-	-	820	-	911,358	-	-	911,358
Issuance of common stock as payment to vendors	-	-	16,495	2	3,182,548	-	-	3,182,550
Elimination of deferred underwriting fees	-	-	-	-	5,690,000	-	-	5,690,000
Reclassification of earnout liability	-	-	-	-	(4,900,000)	-	-	(4,900,000)
Conversion of CERo bridge notes and accrued interest into Series A preferred stock	630	627,154	-	-	-	-	-	627,154
Conversion of working capital loan into Series A preferred stock	1,605	1,555,000	-	-	-	-	-	1,555,000
Issuance of Series A shares sold to investors, net	7,854	6,755,698	-	-	(856,663)	-	-	5,899,035
Issuance of Series A Preferred Warrants	-	-	-	-	2,000,000	(2,000,000)	-	-
Issuance of common shares to Keystone Capital LLC for equity line of credit	-	-	1,191	-	633,345	-	-	633,345
Opening Equity at February 14, 2024 (Successor)	10,089	$8,937,852	145,318	$15	$53,899,871	$(2,000,000)	$(63,185,641)	$(2,347,903)